CertAmx 1- 32621

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

June 18, 2007

RECD S.E.C.
JUN 18 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 13, 2007 the American Stock Exchange LLC (the "Exchange") received from First Trust Exchange-Traded Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest$.01 par value per share, of First Trust Value Line(R) 100 Exchange-Traded Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
JUN 20 2007
THOMSON
FINANCIAL

07055120

END